Accrued Expenses and Other Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses and Other Liabilities
Accrued preclinical and clinical trial expenses	$ 953,252	$ 955,013
Compensation and related benefits	491,191	459,178
Accrued manufacturing expenses	6,133	179,173
Other expenses	426,025	631,312
Accrued franchise tax	40,000	195,000
Accrued expenses and other current liabilities	$ 1,916,601	$ 2,419,676